Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Statement [LineItems]
Net Income		$ 1,510	$ 1,697	$ 973
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(14)	(22)	(13)
Other comprehensive income net of tax available for sale financial assets		173	(71)	(126)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	757	(309)	(595)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	[3]	37	120	31
Other comprehensive income net of tax cash flow hedges		794	(189)	(564)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(25)	303	(1,090)
Unrealized gains (losses) on hedges of net foreign operations	[4]	13	(62)	131
Other comprehensive income, net of taxes, translation of net foreign operations		(12)	241	(959)
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	(148)	(42)	72
Gains (losses) on remeasurement of own credit risk on financial liabilities designed at fair value	[6]	79	(18)	(74)
Items that will not be reclassified to net income		(69)	(60)	(2)
Other Comprehensive Income (Loss), net of taxes		886	(79)	(1,651)
Total Comprehensive Income (Loss) attributable to Bank shareholders		2,396	1,618	(678)
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains on fair value through OCI securities arising during the period	[7]	$ 187	$ (49)	$ (113)

[1]	Net of income tax provision of $5 million, $8 million, $4 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(274) million, $114 million, $201 million for the three months ended.
[3]	Net of income tax (recovery) of $(13) million, $(43) million, $(11) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(5) million, $22 million, $(47) million for the three months ended.
[5]	Net of income tax (provision) recovery of $54 million, $23 million, $(50) million for the three months ended.
[6]	Net of income tax (provision) recovery of $(29) million, $7 million, $26 million for the three months ended.
[7]	Net of income tax (provision) recovery of $(61) million, $22 million, $24 million for the three months ended.